Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 05, 2019
Document Effective Date	dei_DocumentEffectiveDate	Aug. 05, 2019
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
Income Fund [Member]
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck0000898745_SupplementTextBlock
Principal Funds, Inc.
Supplement dated August 5, 2019
to the Statutory Prospectus dated March 1, 2019 (as previously supplemented)
and to the Summary Prospectus dated July 12, 2019

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY FOR INCOME FUND
Strategy [Heading]	rr_StrategyHeading	Under Principal Investment Strategies, delete the second paragraph, which states as follows:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund limits its investments in bonds that are rated below investment grade by S&P and/or Moody’s (sometimes called “high yield bonds” or “junk bonds”) to no more than 5% of the Fund’s assets at the time of purchase.
and, effective on or about December 31, 2019, add the following:
Under normal market conditions, the Fund limits its investments in bonds that are rated below investment grade by S&P and/or Moody’s (sometimes called “high yield bonds” or “junk bonds”) to no more than 5% of the Fund’s assets.